LORD ABBETT [GRAPHIC]

                                      2002
                               SEMI-ANNUAL REPORT

LORD ABBETT
SMALL-CAP BLEND FUND

FOR THE SIX-MONTH PERIOD ENDED JANUARY 31, 2002

(Unaudited)

LORD ABBETT SMALL-CAP BLEND FUND SEMI-ANNUAL REPORT
FOR THE SIX MONTHS ENDED JANUARY 31, 2002

Dear Shareholders: We are pleased to provide you with this overview of Lord Abbett Small-Cap Blend Fund's strategies and performance for the six-month period ended January 31, 2002. On this and the following pages, we discuss the factors that influenced performance. As you may notice, we have reformatted our Shareholder Reports. By producing these reports in this manner, we will save money for our shareholders.

    Thank you for investing in Lord Abbett Mutual Funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

/s/ Robert S. Dow
-----------------
Robert S. Dow
Chairman


Q: HOW DID THE FUND PERFORM OVER THE SIX MONTHS ENDED JANUARY 31,
2002?

A: For the six months ended January 31, 2002, Lord Abbett Small-Cap Blend Fund (the "Fund") returned 2.44%(1), outperforming the Russell 2000(R) Index(2) which returned 0.35% for the same period. Please see page 2 for Standardized Average Annual Total Returns.

Q: WHAT WERE THE MOST SIGNIFICANT FACTORS AFFECTING PERFORMANCE?

A: During the period, the Fund benefited from favorable stock selection within the consumer discretionary sector, financial services sector and healthcare sector. In addition, select consumer discretionary stocks performed well, as companies recovered from heavily discounted valuations and unrealistically low expectations. In the financial services sector, we focused on strong companies serving niche markets and attractively positioned insurance companies. Finally, in the healthcare sector, a broad group of stocks drove performance during the quarter.

Our stock selection and underweight position in the technology sector negatively impacted the Fund. This sector performed well during the end of the period, as many investors became bullish about future business trends in the technology industry. In addition, we were negatively impacted by stock selection in the consumer staples sector.

Q: WHAT WERE THE OVERALL MARKET CONDITIONS OF THE REPORTING PERIOD?

A: The U.S. economy was already showing signs of a downward trend before the events of September 11. For example, manufacturing activity was slower and August labor data showed an unemployment rate of 4.9%, the highest level since September 1997. At some point, many believed rising unemployment would hurt consumer confidence and ultimately consumer spending, which had been the backbone of the economy for much of the year. The events of September 11 accelerated the economic slowdown already in progress.

During the fourth quarter of 2001, the stock market regained ground lost after the

(Unaudited)

events of September 11. Similar to the third quarter, the fourth quarter experienced continued sluggish capital spending by consumers and corporations. However, the housing market, fueled by historically low interest rates and characterized by a rush of refinancing activity and stable new construction starts, continued to protect the economy from additional downside.

Q: WHAT IS THE GENERAL ECONOMIC OUTLOOK GOING FORWARD?

A: The Council of Economic Advisors' projected domestic inflation rate (as measured using the Consumer Price Index) remains low at 2.6% for next year. Low inflation, traditionally, benefits the economy by preserving consumer purchasing power and helping businesses control costs. While the current consumer confidence level is volatile as a result of the economic slowdown of 2001, leading indicators support a higher confidence level moving into 2002. This upturn is usually a precursor of increased consumer spending and an expanding economy.

Q: HOW IS THE FUND POSITIONED BASED ON THIS OUTLOOK?

A: Moving forward, we anticipate continued market volatility resulting from uncertainty surrounding when the economic recovery will take place. This uncertainty remains as businesses continue to address problems related to excess capacity and bloated cost structures, and investors wait for the Federal Reserve's interest rate cuts to fully permeate the economy. Once these uncertainties subside, we expect a modest economic recovery to begin at some point during 2002. The fund will continue its focus on research-driven techniques, as we attempt to take advantage of the opportunities that we feel will present themselves in the coming year.

STANDARDIZED CUMULATIVE TOTAL RETURNS FOR THE PERIOD ENDED DECEMBER 31, 2001 REFLECT PERFORMANCE OF CLASS A SHARES AT THE MAXIMUM SALES CHARGE OF 5.75%, WITH ALL DISTRIBUTION REINVESTED. LIFE OF FUND: 2.59% (SEC EFFECTIVE DATE 6/26/2001).
(1) Reflects performance at the net asset value of Class A shares, with all distributions reinvested, for the six months ended January 31, 2002.

(2) The Russell 2000(R) Index measures the performance of the 2,000 smallest companies in the Russell 3000(R) Index, and represents approximately 8% of the total market capitalization of the Russell 3000(R) Index. Indices are unmanaged, do not reflect the deduction of fees or expenses and are not available for direct investment.

IMPORTANT PERFORMANCE AND OTHER INFORMATION A NOTE ABOUT RISK: The Fund invests in small company stocks, which tend to be more volatile and can be less liquid than large company stocks. Small-cap companies may also have more limited product lines, markets or financial resources, and typically experience higher risk of failure than large-cap companies.

PERFORMANCE: PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. BECAUSE OF ONGOING MARKET VOLATILITY, FUND PERFORMANCE MAY BE SUBJECT TO SUBSTANTIAL FLUCTUATION. The investment return and principal value of an investment in the Fund will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost. Except where noted, comparative fund performance does not account for the deduction of sales charges and would be different if sales charges were included. The Fund offers additional classes of shares with distinct pricing options. For a full description of the differences in pricing alternatives, please see the Prospectus.

SCHEDULE OF INVESTMENTS (UNAUDITED)
JANUARY 31, 2002

                                                                    VALUE
INVESTMENTS                                        SHARES           (000)
--------------------------------------------------------------------------
COMMON STOCKS 96.52%

AEROSPACE 2.58%
Teledyne Technologies, Inc.*                       43,200       $    667
                                                                --------
AIR TRANSPORT 2.54%
Airborne, Inc.                                     42,500            657
                                                                --------
AUTO TRUCKS & PARTS 0.99%
Oshkosh Truck Corp.                                 4,700            256
                                                                --------
BANKS: REGIONAL 5.76%
Hanmi Financial Corp.*                             34,300            542
Pacific Northwest Bancorp                          21,700            496
Umpqua Holdings Corp.                              33,700            452
                                                                --------
TOTAL                                                              1,490
                                                                --------
BUILDING: MATERIALS 0.93%
Fastenal Co.                                        3,600            241
                                                                --------
BUILDING: ROOFING & WALLBOARD 1.27%
Elcor Corp.                                        14,500            328
                                                                --------
COMMUNICATIONS & MEDIA 3.35%
Lamar Advertising Co.*                             23,900            867
                                                                --------
COMPUTER SERVICES SOFTWARE & SYSTEMS 1.94%
Answerthink, Inc.*                                 36,100            261
Wind River Systems, Inc.*                          13,400            241
                                                                --------
TOTAL                                                                502
                                                                --------

COMPUTER TECHNOLOGY 3.08%
Intergraph Corp.*                                  38,400            553
Zebra Technologies Corp.
Class A*                                            4,600            244
                                                                --------
TOTAL                                                                797
                                                                --------

CONSTRUCTION 4.78%
EMCOR Group, Inc.*                                 13,400            641
Modtech Holdings, Inc.*                            65,100            596
                                                                --------
TOTAL                                                              1,237
                                                                --------

CONSUMER ELECTRONICS 2.25%
Lojack Corp.*                                     119,700       $    582
                                                                --------
DIVERSIFIED FINANCIAL SERVICES 3.18%
American Capital
Strategies Ltd.                                    10,800            293
MCG Capital Corp.                                  29,900            529
                                                                --------
TOTAL                                                                822
                                                                --------
DRUG & GROCERY STORE CHAINS 1.74%
Longs Drug Stores Corp.                            20,200            449
                                                                --------
DRUGS & PHARMACEUTICALS 1.99%
Guilford Pharmaceuticals, Inc.*                    47,100            515
                                                                --------
EDUCATION SERVICES 2.09%
Sylvan Learning Systems, Inc.*                     22,000            540
                                                                --------
ELECTRONICS 2.33%
BEI Technologies, Inc.                             34,800            604
                                                                --------
ELECTRONICS: SEMI-CONDUCTORS/
COMPONENTS 2.04%
Amkor Technology, Inc.*                            29,200            527
                                                                --------
ENTERTAINMENT 1.18%
Cedar Fair L.p                                     12,600            306
                                                                --------
FINANCIAL DATA PROCESSING SERVICES &
SYSTEM 2.51%
National Processing, Inc.*                         24,900            650
                                                                --------
FOODS 2.53%
Dean Foods Co.*                                    10,000            654
                                                                --------
HEALTH & PERSONAL CARE 2.22%
Omnicare, Inc.                                     26,200            575
                                                                --------
HEALTHCARE FACILITIES 4.99%
Province Healthcare Co.*                           21,200            736
Renal Care Group, Inc.*                            17,900            554
                                                                --------
TOTAL                                                              1,290
                                                                --------

                      SEE NOTES TO FINANCIAL STATEMENTS.                      3

JANUARY 31, 2002

                                                                    VALUE
INVESTMENTS                                           SHARES        (000)
----------------------------------------------------------------------------
HEALTHCARE MANAGEMENT SERVICES 2.03%
AmSurg Corp.*                                         22,700       $    525
                                                                   --------
HOUSEHOLD FURNISHINGS 4.86%
Leggett & Platt, Inc.                                 24,900            603
Mohawk Industries, Inc.*                              11,900            654
                                                                   --------
TOTAL                                                                 1,257
                                                                   --------

IDENTIFICATION CONTROL & FILTER DEVICES 2.46%
Flowserve Corp.*                                      25,700            637
                                                                   --------
INSURANCE: MULTI-LINE 5.62%
Hilb, Rogal & Hamilton Co.                            24,400            897
UICI*                                                 43,200            557
                                                                   --------
TOTAL                                                                 1,454
                                                                   --------

INSURANCE: PROPERTY-CASUALTY 4.30%
Hcc Insurance Holdings, Inc.                          16,300            426
Ohio Casualty Corp.*                                  41,400            686
                                                                   --------
TOTAL                                                                 1,112
                                                                   --------
MEDICAL & DENTAL INSTRUMENTS & SUPPLIES 4.14%
Ocular Sciences, Inc.*                                23,900            620
Sybron Dental
Specialties, Inc.*                                    23,200            452
                                                                   --------
TOTAL                                                                 1,072
                                                                   --------
OFFSHORE DRILLING 0.64%
Pride Int'l., Inc.*                                   12,700            166
                                                                   --------
PRODUCTION TECHNOLOGY EQUIPMENT 1.50%
ATMI, Inc.*                                           13,100            387
                                                                   --------
RADIO & TV BROADCASTERS 2.36%
Entercom Communications
Corp.*                                                 2,600            124
Entravision Communications
Corp. Class A*                                        44,000            486
                                                                   --------
TOTAL                                                                   610
                                                                   --------
SAVINGS & LOAN 1.82%
Ocwen Financial Corp.*                                56,700         $  471
                                                                   --------
TELECOMMUNICATIONS EQUIPMENT 2.39%
Spectralink Corp.*                                    62,200            619
                                                                   --------
TEXTILE APPAREL MANUFACTURERS 2.39%
Paxar Corp.*                                          37,500            619
                                                                   --------
UTILITIES: TELECOMMUNICATIONS 5.74%
Ubiquitel, Inc.*                                     153,000            632
US Unwired, Inc. Class A*                            111,900            854
                                                                   --------
TOTAL                                                                 1,486
                                                                   --------
TOTAL COMMON STOCKS
(Cost $23,702,425)                                                   24,971
                                                                   --------
                                                                   --------
                                                   PRINCIPAL
                                                      AMOUNT
                                                       (000)
                                                   ---------
SHORT-TERM INVESTMENT 1.50%

REPURCHASE AGREEMENT 1.50%

Repurchase Agreement dated 1/31/2002, 1.87%
due 2/1/2002 from
State Street Bank
collarteralized by $398,755
of Federal Home Loan Corp.
at 6.00% due 8/15/2002;
value-$388,000 proceeds:
$388,020

(Cost $388,000)                                      $   388            388
                                                                   --------
TOTAL INVESTMENTS 98.02%
(Cost $24,090,425)                                                  $25,359
                                                                   --------
                                                                   --------

*    Non-income producing security.


4                  SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
January 31, 2002

ASSETS:
--------------------------------------------------------------------------------------------------
   Investments in securities, at value (cost $24,090,425)                              $25,358,529
--------------------------------------------------------------------------------------------------
   Cash                                                                                    103,068
   Receivables:
      Interest and dividends                                                                35,446
      Investment securities sold                                                           600,030
      Capital shares sold                                                                  501,307
   Prepaid expenses                                                                         24,082
--------------------------------------------------------------------------------------------------
   TOTAL ASSETS                                                                         26,622,462
--------------------------------------------------------------------------------------------------
LIABILITIES:
--------------------------------------------------------------------------------------------------
   Payables:
      Investment securities purchased                                                      696,516
      Capital shares reacquired                                                                 60
      12b-1 distribution fees                                                               21,531
      Trustees' fees                                                                           295
   Accrued expenses                                                                         32,052
--------------------------------------------------------------------------------------------------
   TOTAL LIABILITIES                                                                       750,454
==================================================================================================
NET ASSETS                                                                             $25,872,008
==================================================================================================
COMPOSITION OF NET ASSETS:
--------------------------------------------------------------------------------------------------
Paid-in capital                                                                         24,644,523
Accumulated net investment loss                                                            (54,636)
Accumulated net realized gain                                                               14,017
Net unrealized appreciation on investments                                               1,268,104
--------------------------------------------------------------------------------------------------
NET ASSETS                                                                             $25,872,008
==================================================================================================
NET ASSETS BY CLASS:
Class A Shares                                                                         $15,317,418
Class B Shares                                                                         $ 5,782,961
Class C Shares                                                                         $ 4,769,227
Class P Shares                                                                             $ 1,201
Class Y Shares                                                                             $ 1,201

OUTSTANDING SHARES BY CLASS:

Class A Shares                                                                           1,431,368
Class B Shares                                                                             542,240
Class C Shares                                                                             447,134
Class P Shares                                                                             112.141
Class Y Shares                                                                             112.126

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE
  (NET ASSETS DIVIDED BY OUTSTANDING SHARES):
Class A Shares-Net asset value                                                              $10.70
Class A Shares-Maximum offering price
   (Net asset value plus sales charge of 5.75%)                                             $11.35
Class B Shares-Net asset value                                                              $10.66
Class C Shares-Net asset value                                                              $10.67
Class P Shares-Net asset value                                                              $10.71
Class Y Shares-Net asset value                                                              $10.71
==================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                      5

STATEMENT OF OPERATIONS (UNAUDITED)
For the Six Months Ended January 31, 2002

INVESTMENT INCOME:
--------------------------------------------------------------------------------------------------
Dividends                                                                                 $ 56,778
Interest                                                                                     8,092
--------------------------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                                     64,870
--------------------------------------------------------------------------------------------------
EXPENSES:
--------------------------------------------------------------------------------------------------
Management fee                                                                              48,452
12b-1 distribution plan-Class A                                                             14,705
12b-1 distribution plan-Class B                                                             12,441
12b-1 distribution plan-Class C                                                             10,135
12b-1 distribution plan-Class P                                                                  2
Professional                                                                                40,148
Reports to shareholders                                                                     22,437
Offering                                                                                     9,073
Shareholder servicing                                                                        4,900
Registration                                                                                 1,964
Custody                                                                                        364
Trustees' fees                                                                                 280
Other                                                                                        3,327
--------------------------------------------------------------------------------------------------
Gross expenses                                                                             168,228
   Management fee waived                                                                   (48,452)
   Expense reduction                                                                          (316)
--------------------------------------------------------------------------------------------------
NET EXPENSES                                                                               119,460
--------------------------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                                        (54,590)
--------------------------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN:
--------------------------------------------------------------------------------------------------
Net realized gain on investments                                                            13,762
Net change in unrealized appreciation/depreciation on investments                        1,205,006
==================================================================================================
NET REALIZED AND UNREALIZED GAIN                                                         1,218,768
==================================================================================================
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                                    $1,164,178
==================================================================================================


6                      SEE NOTES TO FINANCIAL STATEMENTS.

STATEMENTS OF CHANGES IN NET ASSETS

                                                              SIX MONTHS ENDED         JUNE 18, 2001*
                                                              JANUARY 31, 2002               TO
INCREASE IN NET ASSETS                                           (UNAUDITED)           JULY 31, 2001
-----------------------------------------------------------------------------------------------------
OPERATIONS:
-----------------------------------------------------------------------------------------------------
Net investment loss                                               $  (54,590)           $  (12,779)
Net realized gain on investments                                      13,762                17,895
Net change in unrealized appreciation/depreciation on investments  1,205,006                63,098
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               1,164,178                68,214
=====================================================================================================
DISTRIBUTIONS TO SHAREHOLDERS FROM NET REALIZED GAIN:
-----------------------------------------------------------------------------------------------------
   Class A                                                            (4,728)                    -
   Class B                                                            (1,408)                    -
   Class C                                                              (956)                    -
   Class P                                                                (1)                    -
   Class Y                                                                (1)                    -
-----------------------------------------------------------------------------------------------------
Total distributions to shareholders                                   (7,094)                    -
=====================================================================================================
CAPITAL SHARE TRANSACTIONS:
-----------------------------------------------------------------------------------------------------
Net proceeds from sales of shares                                 22,972,914             1,899,651
Reinvestment of distributions                                          6,782                     -
Cost of shares reacquired                                         (1,232,123)                 (514)
-----------------------------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING
   FROM CAPITAL SHARE TRANSACTIONS                                21,747,573             1,899,137
=====================================================================================================
NET INCREASE IN NET ASSETS                                        22,904,657             1,967,351
=====================================================================================================
NET ASSETS:
-----------------------------------------------------------------------------------------------------
Beginning of period                                                2,967,351             1,000,000
-----------------------------------------------------------------------------------------------------
END OF PERIOD                                                    $25,872,008            $2,967,351
=====================================================================================================
ACCUMULATED NET INVESTMENT LOSS                                   $  (54,636)                $ (46)
=====================================================================================================

* Commencement of operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.


                      SEE NOTES TO FINANCIAL STATEMENTS.                       7

FINANCIAL HIGHLIGHTS

                                                    CLASS A SHARES                CLASS B SHARES
                                              ----------------------------    -------------------------

                                              SIX MONTHS                      SIX MONTHS
                                                 ENDED         6/18/2001(a)      ENDED     6/18/2001(a)
                                               1/31/2002           TO          1/31/2002        TO
                                              (UNAUDITED)       7/31/2001     (UNAUDITED)   7/31/2001
-------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
-------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD               $10.45        $10.00        $10.45       $10.00
   Unrealized apprieciation on investments                           .06                        .06
                                                                  ------                     ------
 NET ASSET VALUE ON SEC EFFECTIVE DATE                            $10.06                     $10.06
                                                                  ======                     ======
 Investment operations

   Net investment loss                                (.03)(b)      (.07)(b)      (.06)(b)     (.07)(b)

   Net realized and unrealized gain                    .28           .46           .27          .46
                                                    -------       -------       ------       ------
      Total from investment operations                 .25           .39           .21          .39
                                                    -------       -------       ------       ------
 Distributions to shareholders from net
 realized gain                                           -(c)          -             -(c)         -
                                                    -------       -------       ------       ------
 NET ASSET VALUE, END OF PERIOD                     $10.70        $10.45        $10.66       $10.45
                                                    =======       =======       ======       ======
 Total Return(d)(e)                                                  .60%(f)                    .60%(f)

 Total Return(d)                                      2.44%(f)      3.88%(f)(g)   2.06%(f)     3.88%(f)(g)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waivers and expense
   reductions                                          .82%(f)       .69%(f)      1.15%(f)      .75%(f)

   Expenses, excluding waivers and expense
   reductions                                         1.19%(f)       .81%(f)      1.52%(f)      .87%(f)

   Net investment loss                                (.32)%(f)     (.67)%(f)     (.65)%(f)    (.76)%(f)

                                              SIX MONTHS                   SIX MONTHS
                                                 ENDED      6/18/2001(a)      ENDED     6/18/2001(a)
                                               1/31/2002         TO         1/31/2002        TO
 SUPPLEMENTAL DATA:                           (UNAUDITED)     7/31/2001    (UNAUDITED)    7/31/2001
====================================================================================================
   Net assets, end of period (000)              $15,318        $2,214        $5,783          $283

   Portfolio turnover rate                        15.53%         5.86%        15.53%         5.86%
====================================================================================================


8                 SEE NOTES TO FINANCIAL STATEMENTS.

                                                      CLASS C SHARES            CLASS P SHARES
                                              --------------------------   -------------------------
                                               SIX MONTHS                   SIX MONTHS
                                                 ENDED       6/18/2001(a)     ENDED     6/18/2001(a)
                                               1/31/2002         TO         1/31/2002        TO
                                              (UNAUDITED)     7/31/2001    (UNAUDITED)    7/31/2001
--------------------------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE
--------------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF PERIOD        $   10.45     $   10.00        $    10.45     $    10.00

  Unrealized apprieciation on investments                       .06                              .06
                                                          ---------                       ----------
NET ASSET VALUE ON SEC EFFECTIVE DATE                     $   10.06                       $    10.06
                                                          =========                       ==========
Investment operations

  Net investment loss                            (.06)(b)      (.07)(b)          (.06)(b)       (.07)(b)

  Net realized and unrealized gain                .28           .46               .32            .46
                                            ---------     ---------        ----------     ----------
     Total from investment operations             .22           .39               .26            .39
                                            ---------     ---------        ----------     ----------
Distributions to shareholders from net
realized gain                                      --(c)         --                --(c)          --
                                            ---------     ---------        ----------     ----------
NET ASSET VALUE, END OF PERIOD              $   10.67     $   10.45        $    10.71     $    10.45
                                            =========     =========        ==========     ==========
Total Return(d)(e)                                              .60%(f)                          .60%(f)

Total Return(d)                                  2.15%(f)      3.88%(f)(g)       2.54%(f)       3.88%(f)(g)

RATIOS TO AVERAGE NET ASSETS

  Expenses, including waivers and expense
  reductions                                     1.15%(f)       .75%(f)           .87%(f)        .70%(f)

  Expenses, excluding waivers and expense
  reductions                                     1.52%(f)       .87%(f)          1.24%(f)        .82%(f)

  Net investment loss                            (.65)%(f)     (.76)%(f)         (.37)%(f)      (.68)%(f)

                                             SIX MONTHS                    SIX MONTHS
                                                ENDED      6/18/2001(a)       ENDED      6/18/2001(a)
                                              1/31/2002         TO          1/31/2002         TO
 SUPPLEMENTAL DATA:                          (UNAUDITED)     7/31/2001     (UNAUDITED)    7/31/2001
=====================================================================================================
   Net assets, end of period (000)              $4,769          $468             $1            $1
   Portfolio turnover rate                       15.53%         5.86%         15.53%         5.86%
=====================================================================================================


                      SEE NOTES TO FINANCIAL STATEMENTS.                       9

                                                                                  CLASS Y SHARES
                                                                           ---------------------------
                                                                           SIX MONTHS
                                                                              ENDED       6/18/2001(a)
                                                                            1/31/2002         TO
                                                                           (UNAUDITED)    7/31/2001
------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING PERFORMANCE
------------------------------------------------------------------------------------------------------
 NET ASSET VALUE, BEGINNING OF PERIOD                                           $10.45       $10.00
   Unrealized apprieciation on investments                                                      .06
                                                                                             ------
 NET ASSET VALUE ON SEC EFFECTIVE DATE                                                       $10.06
                                                                                             ======
 Investment operations

   Net investment loss                                                            (.05)(b)     (.07)(b)
   Net realized and unrealized gain                                                .31          .46
                                                                                ------       ------
      Total from investment operations                                             .26          .39
                                                                                ------       ------
 Distributions to shareholders from net
 realized gain                                                                       -(c)         -
                                                                                ------       ------
 NET ASSET VALUE, END OF PERIOD                                                 $10.71       $10.45
                                                                                ======       ======
 Total Return(d)(e)                                                                             .60%(f)

 Total Return(d)                                                                  2.54%(f)     3.88%(f)(g)

 RATIOS TO AVERAGE NET ASSETS

   Expenses, including waivers and expense
   reductions                                                                      .65%(f)      .66%(f)

   Expenses, excluding waivers and expense
   reductions                                                                     1.02%(f)      .78%(f)

   Net investment loss                                                            (.15)%(f)    (.63)%(f)

                                                                           SIX MONTHS
                                                                              ENDED      6/18/2001(a)
                                                                            1/31/2002        TO
 SUPPLEMENTAL DATA:                                                        (UNAUDITED)    7/31/2001
=====================================================================================================
   Net assets, end of period (000)                                               $1            $1
   Portfolio turnover rate                                                    15.53%         5.86%
=====================================================================================================

(a) Commencement of operations; SEC effective date on June 26, 2001; Fund shares became available to the public on July 2, 2001.
(b)  Calculated using average shares outstanding during the period.
(c)  Amount represents less than $.01.
(d) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.
(e)  Total return for the period 6/18/01 through 6/26/01.
(f)  Not annualized.
 (g) Total return for the period 6/26/01 through 7/31/01


10                SEE NOTES TO FINANCIAL STATEMENTS.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

Lord Abbett Blend Trust (the "Trust") is an open-end management company, organized as a Delaware Business Trust on May 1, 2001. The Trust has one series, Lord Abbett Small-Cap Blend Fund (the "Fund"). The Fund was initialized with $1,000,000 capital contribution from Lord, Abbett & Co. ("Lord Abbett") on June 18, 2001. The Securities and Exchange Commission declared the registration of the Fund effective on June 26, 2001 and each class of shares became available to the public on July 2, 2001. The Fund is diversified under the Investment Company Act of 1940 (the "Act"). The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which permit management to make certain estimates and assumptions that affect the reported amounts and disclosures at the date of the financial statements. Actual results could differ from those estimates.

2.   SIGNIFICANT ACCOUNTING POLICIES

(a) INVESTMENT VALUATION-Securities traded on national or foreign securities exchanges are valued at the last quoted sales price, or if no sales price is available, at the mean between the latest bid and asked prices on such exchange. Securities admitted to trading on the NASDAQ National Market System are valued at the last sales price if it is determined that such price more accurately reflects the value of such securities. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b) SECURITY TRANSACTIONS-Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c) INVESTMENT INCOME-Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and discounts are accreted and premiums are amortized using the effective interest method. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) FEDERAL TAXES-It is the policy of the Trust to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable net investment income and capital gains to its shareholders. Therefore, no federal income tax provision is required.

(e) EXPENSES-Expenses, excluding class specific expenses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, Class B, Class C and Class P shares bear all expenses and fees relating to their respective 12b-1 Distribution Plans.

3.   MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

MANAGEMENT FEE
The Trust has a management agreement with Lord Abbett pursuant to which Lord Abbett supplies the Trust with investment management services and executive and other personnel, pays the remuneration of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund's investment portfolio.

The management fee is based on average daily net assets at an annual rate of 0.75%. For the six months ended January 31, 2002, Lord Abbett voluntarily waived its management fee.

12b-1 DISTRIBUTION PLANS
The Trust has adopted a distribution plan (the "Plan") with respect to one or more classes of shares pursuant to Rule 12b-1 of the Act, which provides for the payment of ongoing account maintenance and distribution fees to Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. The fees are accrued daily at annual rates based upon average daily net assets as follows:

FEE                                   CLASS A            CLASS B       CLASS C            CLASS P
-------------------------------------------------------------------------------------------------
Service                                .25%                .25%      up to .25%(3)          .20%
Distribution                           .10%(1)(2)          .75%      up to .75%(3)          .25%
Quarterly service fee                   --                   --      up to .25%(4)            --
Quarterly distribution fee              --                   --      up to .75%(4)            --

(1) In addition, the Fund pays a one-time distribution fee of up to 1% on certain qualifying purchases, which is generally amortized over a two-year period.

(2) In addition, the Fund pays an incremental marketing expense of approximately .03% of average daily net assets of Class A.

(3) Paid at the time such shares are sold, and generally amortized over a one-year period.

(4) Paid at each quarter-end after the first anniversary of the sale of such shares.

Class Y does not have a distribution plan.

COMMISSIONS
Distributor received the following commissions on sales of Class A shares of the Fund after concessions were paid to authorized dealers for the six months ended January 31, 2002:

DISTRIBUTOR COMMISSIONS          DEALERS CONCESSIONS
----------------------------------------------------
$39,817                                     $227,051

Certain of the Trust's officers and Trustees have an interest in Lord Abbett.

4.   DISTRIBUTIONS

Dividends from net investment income, if any, are declared and paid at least annually. Taxable net realized gains from investment transactions, reduced by capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. Dividends and distributions to shareholders are recorded on the ex-dividend date.

5.   PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (other than short-term investments) for the six months ended January 31, 2002 are as follows:

PURCHASES                                        SALES
------------------------------------------------------
$23,053,102                                 $1,890,728

As of January 31, 2002, the aggregate cost of investments, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation of investments based on cost for federal income tax purposes are as follows:

                                 GROSS                       GROSS                         NET
                            UNREALIZED                  UNREALIZED                  UNREALIZED
TAX COST                  APPRECIATION                DEPRECIATION                APPRECIATION
----------------------------------------------------------------------------------------------
$24,090,425                 $2,045,111                   $(777,007)                 $1,268,104

The cost of investment for federal income tax purposes is the same as that used for financial reporting purposes.

6.   TRUSTEES' REMUNERATION

The Trustees associated with Lord Abbett and all officers of the Trust receive no compensation from the Trust for acting as such. Outside Trustees' fees are allocated among all funds in the Lord Abbett Family of Funds based on the net assets of each fund. The outside Trustees may elect to defer receipt of such fees. The deferred fees earn a return based on the performance of the Trust and other funds within the Lord Abbett Family of Funds. Such cost and earnings accrued thereon are included in Trustees fees on the Statement of Operations and are not deductible for federal income tax purposes until such amounts are paid. There is a Defined Contribution Plan available to all Trustees.

7.   EXPENSE REDUCTIONS

The Trust has entered into arrangements with its transfer agent and custodian whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Trust's expenses.

8.   LINE OF CREDIT

The Trust, along with certain other funds managed by Lord Abbett, has available a $145,000,000 unsecured revolving credit facility ("Facility"), from a consortium of banks, to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Any borrowings under this Facility will bear interest at current market rates as defined in the agreement. The fee for this Facility is an annual rate of 0.09%. At January 31, 2002, there are no loans outstanding pursuant to this Facility nor was the Facility utilized at any time during the period.

9.   SUMMARY OF CAPITAL TRANSACTIONS

The Trust has an unlimited number of shares beneficial interest authorized.

                                                     SIX MONTHS ENDED
                                                     JANUARY 31, 2002             PERIOD ENDED
                                                           (UNAUDITED)           JULY 31, 2001*
----------------------------------------------------------------------------------------------------
CLASS A SHARES                                    SHARES         AMOUNT       SHARES      AMOUNT
----------------------------------------------------------------------------------------------------
Shares sold                                      1,313,450    $13,281,784     112,435     $1,159,389
Reinvestment of distributions                          464          4,692           -              -
Shares reacquired                                  (94,531)      (925,965)        (50)          (514)
----------------------------------------------------------------------------------------------------
Increase                                         1,219,383    $12,360,511     112,385     $1,158,875
----------------------------------------------------------------------------------------------------
CLASS B SHARES
----------------------------------------------------------------------------------------------------
Shares sold                                        524,120    $ 5,362,945      27,004     $  278,017
Reinvestment of distributions                          122          1,234           -              -
Shares reacquired                                   (9,106)       (97,395)          -              -
----------------------------------------------------------------------------------------------------
Increase                                           515,136    $ 5,266,784      27,004     $  278,017
----------------------------------------------------------------------------------------------------
CLASS C SHARES
----------------------------------------------------------------------------------------------------
Shares sold                                        422,530    $ 4,328,185      44,646     $  461,995
Reinvestment of distributions                           85            855           -              -
Shares reacquired                                  (20,237)      (208,763)          -              -
----------------------------------------------------------------------------------------------------
Increase                                           402,378    $ 4,120,277      44,646     $  461,995
----------------------------------------------------------------------------------------------------
CLASS P SHARES
----------------------------------------------------------------------------------------------------
Shares sold                                             --            --       12.090     $      125
Reinvestment of distributions                        0.051    $     0.52           --             --
Shares reacquired                                       --            --           --             --
----------------------------------------------------------------------------------------------------
Increase                                             0.051    $     0.52       12.090     $      125
----------------------------------------------------------------------------------------------------
CLASS Y SHARES
----------------------------------------------------------------------------------------------------
Shares sold                                             --            --       12.075     $      125
Reinvestment of distributions                        0.051    $     0.52           --             --
Shares reacquired                                       --            --           --             --
----------------------------------------------------------------------------------------------------
Increase                                             0.051    $     0.52       12.075     $      125
----------------------------------------------------------------------------------------------------

* For the period July 2, 2001 (date Fund shares became available to the public) to July 31, 2001.

LORD ABBETT [GRAPHIC]

This report when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current Fund Prospectus.

Lord Abbett Mutual Fund shares are distributed by:
           LORD ABBETT DISTRIBUTOR LLC
90 Hudson Street - Jersey City, New Jersey 07302-3973

Lord Abbett Blend Trust
       Lord Abbett Small-Cap Blend Fund

                                                                         LASCB-3
                                                                          (3/02)